CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Current Assets:
Cash and cash equivalents	$ 179,936	$ 22,714
Accounts receivable - trade, net	119,551	208,081
Inventories, net	193,343	289,439
Deferred income taxes	165	3,916
Other current assets	58,750	87,773
Total current assets	551,745	611,923
Property and Equipment, Net	238,664	375,529
Goodwill and Intangibles, Net	118,873	228,110
Deferred Income Taxes		3,217
Other Assets	40,722	38,880
Total Assets	950,004	1,257,659
Current Liabilities:
Short-term borrowings	4,476	26,951
Convertible Senior Notes	60,270	74,542
Accounts payable	144,060	195,541
Accrued expenses	217,346	268,605
Income taxes payable	805	2,348
Deferred income taxes	16	4,893
Total current liabilities	426,973	572,880
Long-Term Debt	381,569	476,319
Other Non-Current Liabilities	236,696	197,357
Deferred Income Taxes	13,752	32,784
Commitments and Contingencies (Note 8)
Stockholders' Deficit:
Preferred stock, $0.01 par value, authorized shares - 50,000,000, issued shares - none
Common stock, $1.00 par value, authorized shares - 250,000,000, issued shares - 176,437,234	176,437	176,437
Capital in excess of par value	302,330	331,808
Retained earnings	1,246,063	1,417,785
Accumulated other comprehensive loss	(5,924)	(66,302)
Total Fifth & Pacific Companies, Inc. stockholders' deficit, excluding treasury stock	1,718,906	1,859,728
Common stock in treasury, at cost - 75,592,899 and 81,892,589 shares	(1,827,892)	(1,883,898)
Total Fifth & Pacific Companies, Inc. stockholders' deficit	(108,986)	(24,170)
Noncontrolling interest		2,489
Total stockholders' deficit	(108,986)	(21,681)
Total Liabilities and Stockholders' Deficit	$ 950,004	$ 1,257,659